UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Large Cap Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
                                                                       Value
  Shares                                                               (000)
------------                                                        -----------
                              COMMON STOCK -- 99.0%

   CONSUMER DISCRETIONARY -- 8.0%

      29,235  Best Buy                                              $     1,635
      31,505  Carnival (A)                                                1,492
      24,380  eBay*                                                         952
      20,806  IAC/InterActiveCorp*                                          613
      10,102  Mohawk Industries*                                            816
       8,093  Omnicom Group                                                 674
      11,740  Viacom, Cl B*                                                 456
                                                                    -----------
                                                                          6,638
                                                                    -----------
   CONSUMER STAPLES -- 8.8%

      45,626  CVS                                                         1,363
      34,695  PepsiCo                                                     2,005
      32,710  Procter & Gamble                                            1,885
      26,430  Sysco                                                         847
      18,674  Whole Foods Market                                          1,240
                                                                    -----------
                                                                          7,340
                                                                    -----------
   ENERGY -- 12.8%

      11,190  Apache                                                        733
      10,185  ConocoPhillips (A)                                            643
      24,564  GlobalSantaFe                                               1,492
      41,636  Halliburton (A)                                             3,040
      30,580  Peabody Energy                                              1,542
      12,208  Schlumberger Ltd. (A)                                       1,545
      20,010  Transocean*                                                 1,607
                                                                    -----------
                                                                         10,602
                                                                    -----------
   FINANCIALS -- 17.6%

      11,945  AMBAC Financial Group                                         951
      16,758  American Express                                              881
      17,650  Bank of America                                               804
      49,873  Citigroup                                                   2,355
      18,605  Goldman Sachs Group                                         2,920
      60,725  JPMorgan Chase                                              2,529
      21,350  Merrill Lynch                                               1,681
      20,314  St Paul Travelers                                             849
      26,525  Wells Fargo                                                 1,694
                                                                    -----------
                                                                         14,664
                                                                    -----------
   HEALTH CARE -- 15.6%

      36,515  Amgen*                                                      2,657
      32,960  Boston Scientific* (A)                                        760
      24,670  Caremark Rx*                                                1,213
      16,270  Covance* (A)                                                  956
       5,181  Genzyme*                                                      348
       7,840  Gilead Sciences*                                              488
      31,459  Johnson & Johnson                                           1,863
       7,886  Kinetic Concepts*                                             325
      14,250  Medtronic                                                     723
      47,631  Pfizer                                                      1,187
      44,189  UnitedHealth Group                                          2,468
                                                                    -----------
                                                                         12,988
                                                                    -----------
   INDUSTRIALS -- 12.5%

       6,220  Boeing                                                        485
      14,380  Danaher (A)                                                   914
      21,309  Fluor                                                       1,828

Bishop Street Funds                                               March 31, 2006

Large Cap Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
Shares/Face                                                            Value
Amount (000)                                                           (000)
------------                                                        -----------

   INDUSTRIALS (CONTINUED)

      59,425  General Electric                                      $     2,067
      18,512  Pentair                                                       754
       7,210  Union Pacific                                                 673
      12,805  United Parcel Service, Cl B                                 1,017
      45,160  United Technologies                                         2,618
                                                                    -----------
                                                                         10,356
                                                                    -----------
   INFORMATION TECHNOLOGY -- 16.5%

       9,515  Analog Devices                                                364
      52,374  Applied Materials*                                            917
      48,220  Cisco Systems*                                              1,045
      44,522  Dell*                                                       1,325
      31,680  EMC Corp/Massachusetts*                                       432
      20,780  Hewlett-Packard                                               684
      77,300  Intel                                                       1,496
       8,547  International Business Machines                               705
      11,067  Linear Technology                                             388
      99,154  Microsoft                                                   2,698
      16,950  Motorola                                                      388
      29,060  Oracle*                                                       398
      10,745  Paychex                                                       448
      25,970  Qualcomm                                                    1,314
      21,241  Symantec*                                                     357
      14,160  Texas Instruments                                             460
       9,700  Yahoo!*                                                       313
                                                                    -----------
                                                                         13,732
                                                                    -----------
   MATERIALS -- 3.5%

      18,490  Dow Chemical                                                  750
      17,385  EI Du Pont de Nemours (A)                                     734
      25,870  Praxair                                                     1,427
                                                                    -----------
                                                                          2,911
                                                                    -----------
   PHARMACEUTICALS -- 1.0%

      17,040  Wyeth                                                         827
                                                                    -----------
   TELECOMMUNICATION SERVICES -- 2.7%

      20,096  Corning*                                                      541
      37,685  Sprint Nextel                                                 974
      21,740  Verizon Communications                                        740
                                                                    -----------
                                                                          2,255
                                                                    -----------
TOTAL COMMON STOCK (Cost $73,745)                                        82,313
                                                                    -----------

                         COMMERCIAL PAPER (B)(E) -- 2.8%

              Liquid Funding
$        931  4.830%, 04/28/06                                              927
              Morgan Stanley Dean Witter
       1,397  4.945%, 11/09/06                                            1,397
                                                                    -----------
TOTAL COMMERCIAL PAPER (Cost $2,324)                                      2,324
                                                                    -----------

                            MASTER NOTES (B) -- 1.7%

              Bank of America
         466  4.945%, 04/03/06                                              466

Bishop Street Funds                                               March 31, 2006

Large Cap Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
Shares/Face                                                            Value
Amount (000)                                                           (000)
------------                                                        -----------
                     Bear Stearns
$        931         5.025%, 04/05/06                               $       931
                                                                    -----------
TOTAL MASTER NOTES (Cost $1,397)                                          1,397
                                                                    -----------

                          CASH EQUIVALENTS (D) -- 1.2%

     496,266  Dreyfus Cash Management Fund, Institutional Shares,
              4.520% Fidelity Institutional Money Market Portfolio,
              Institutional Shares,                                         496
     496,239  4.610%                                                        496
                                                                    -----------
TOTAL CASH EQUIVALENTS (Cost $992)                                          992
                                                                    -----------

                       CORPORATE OBLIGATION(B)(C) -- 0.6%

   FINANCIALS -- 0.6%

              Sigma Finance MTN
         466  4.830%, 07/07/06                                              465
                                                                    -----------
TOTAL CORPORATE OBLIGATION (Cost $465)                                      465
                                                                    -----------

                        REPURCHASE AGREEMENT (B) -- 4.5%

              Lehman Brothers 4.925%, dated 03/31/06, to be
              repurchased on 04/03/06, repurchase price $3,769,640
              (collateralized by Bear Stearns Adjustable Rate
              Mortgage Trust, Ser 2005-6, Cl 3A1, and Structured
              Asset Mortgage Investments, Ser 2006-AR1, Cl 2A3,
              ranging in par value $787,680-$3,309,188,
              4.940%-5.320%, 08/25/35-02/25/36; with total market
       3,768  value $3,843,455)                                           3,768
                                                                    -----------
TOTAL REPURCHASE AGREEMENT (Cost $3,768)                                  3,768
                                                                    -----------
TOTAL INVESTMENTS (COST $82,691)+ -- 109.8%                              91,259
                                                                    -----------

                      OTHER ASSETS AND LIABILITIES --(9.8)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (8,140)
                                                                    -----------
NET ASSETS -- 100.0%                                                $    83,119
                                                                    ===========

* NON-INCOME PRODUCING SECURITY

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2006 WAS $7,733,839.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2006 WAS $7,953,979.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2006. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(D) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF MARCH 31, 2006.

(E) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

CL -- CLASS
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
SER -- SERIES
+ AT MARCH 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $82,802 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,145 AND $(2,688), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0400

Bishop Street Funds                                               March 31, 2006

Strategic Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
                                                                       Value
   Shares                                                              (000)
------------                                                        -----------

                              COMMON STOCK -- 98.9%

   CONSUMER DISCRETIONARY -- 19.5%

      47,600  Abercrombie & Fitch, Cl A                             $     2,775
      81,400  Coach*                                                      2,815
      36,100  Federated Department Stores                                 2,635
     117,107  Hilton Hotels                                               2,982
      44,100  Lowe's                                                      2,842
      65,400  Nordstrom                                                   2,562
     110,250  Staples                                                     2,814
      49,700  Target                                                      2,585
      39,100  W.W. Grainger                                               2,946
      59,500  Yum! Brands                                                 2,907
                                                                    -----------
                                                                         27,863
                                                                    -----------
   ENERGY -- 6.1%

      86,800  BJ Services                                                 3,003
      44,800  Exxon Mobil                                                 2,726
      70,500  XTO Energy                                                  3,072
                                                                    -----------
                                                                          8,801
                                                                    -----------
   FINANCIALS -- 17.8%

      27,500  Affiliated Managers Group*                                  2,932
      49,800  Allstate                                                    2,595
      33,900  Capital One Financial                                       2,730
      31,200  Everest Re Group Ltd.                                       2,913
      18,200  Goldman Sachs Group                                         2,857
      18,100  Lehman Brothers Holdings                                    2,616
      36,700  Merrill Lynch                                               2,890
      41,200  Moody's                                                     2,944
      71,500  Paychex                                                     2,979
                                                                    -----------
                                                                         25,456
                                                                    -----------
   HEALTH CARE -- 17.0%

      57,400  Aetna                                                       2,821
      36,000  Amgen*                                                      2,619
      53,500  Caremark Rx*                                                2,631
      29,400  Express Scripts*                                            2,584
      43,100  Genzyme*                                                    2,897
      44,600  Gilead Sciences*                                            2,775
      51,900  Medtronic                                                   2,634
      57,900  Sepracor*                                                   2,826
      46,000  UnitedHealth Group                                          2,570
                                                                    -----------
                                                                         24,357
                                                                    -----------
   INDUSTRIALS -- 12.0%

      58,200  Canadian National Railway                                   2,635
     174,200  Cendant                                                     3,022
     290,550  JetBlue Airways*                                            3,115
      33,300  L-3 Communications Holdings                                 2,857
      52,000  Norfolk Southern                                            2,812
      46,200  United Technologies                                         2,678
                                                                    -----------
                                                                         17,119
                                                                    -----------
   INFORMATION TECHNOLOGY -- 22.5%

     100,100  Accenture Ltd., Cl A                                        3,010
      47,700  Apple Computer*                                             2,992
      76,700  Autodesk                                                    2,954
     131,400  Cisco Systems*                                              2,847
      89,900  Hewlett-Packard                                             2,958

Bishop Street Funds                                               March 31, 2006

Strategic Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
                                                                       Value
   Shares                                                              (000)
------------                                                        -----------

   INFORMATION TECHNOLOGY (CONTINUED)

      75,700  Jabil Circuit*                                        $     3,244
      51,400  Marvel Technology Group Ltd.*                               2,781
     126,600  Motorola                                                    2,900
      49,400  Nvidia*                                                     2,829
     213,000  Oracle*                                                     2,916
     142,900  Western Digital*                                            2,777
                                                                    -----------
                                                                         32,208
                                                                    -----------
   MATERIALS -- 2.0%

      47,900  Allegheny Technologies                                      2,931
                                                                    -----------
   TELECOMMUNICATIONS -- 2.0%

     109,852  Sprint Nextel                                               2,839
                                                                    -----------
TOTAL COMMON STOCK (Cost $112,897)                                      141,574
                                                                    -----------

                           CASH EQUIVALENTS(A) -- 1.0%

     708,488  Dreyfus Cash Management Fund, Institutional Shares,
              4.520% Fidelity Institutional Money Market Portfolio,
              Institutional Shares,                                         708
     708,488  4.610%                                                        708
                                                                    -----------
TOTAL CASH EQUIVALENTS (Cost $1,416)                                      1,416
                                                                    -----------

TOTAL INVESTMENTS (COST $114,313)+ -- 99.9%                             142,990
                                                                    -----------

                       OTHER ASSETS AND LIABILITIES --0.1%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                     175
                                                                    -----------

NET ASSETS -- 100.0%                                                $   143,165
                                                                    ===========

*  NON-INCOME PRODUCING SECURITY

(A) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF MARCH 31, 2006.

CL -- CLASS
LTD. -- LIMITED

+ AT MARCH 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $114,629, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $31,076 AND $(2,715), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0400

Bishop Street Funds                                               March 31, 2006

Tax Managed Equity Fund                                              (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
                                                                       Value
   Shares                                                              (000)
------------                                                        -----------

                              COMMON STOCK -- 95.4%

   CONSUMER DISCRETIONARY -- 8.4%

       4,000  Best Buy                                              $       224
       6,550  Carnival                                                      310
       8,300  eBay*                                                         324
       7,165  Expedia*                                                      145
       8,930  Home Depot                                                    378
       7,165  IAC/InterActiveCorp*                                          211
       2,900  Michaels Stores                                               109
       2,280  Sears Holdings*                                               302
       6,950  Target                                                        361
                                                                    -----------
                                                                          2,364
                                                                    -----------
   CONSUMER STAPLES -- 11.0%

      13,400  Altria Group                                                  949
      15,000  CVS                                                           448
      11,940  Procter & Gamble                                              688
      12,000  Sysco                                                         385
       9,200  Wal-Mart Stores                                               435
       2,780  Whole Foods Market                                            185
                                                                    -----------
                                                                          3,090
                                                                    -----------
   ENERGY -- 11.7%

      10,330  Exxon Mobil                                                   629
      11,020  GlobalSantaFe                                                 669
      12,350  Halliburton                                                   902
       3,200  Peabody Energy                                                161
       5,260  Schlumberger Ltd.                                             666
       3,010  Transocean*                                                   242
                                                                    -----------
                                                                          3,269
                                                                    -----------
   FINANCIALS -- 18.5%

       4,200  Aflac                                                         189
      10,500  Allstate                                                      547
       3,130  American International Group                                  207
      25,000  Citigroup                                                   1,181
       4,300  Goldman Sachs Group                                           675
      12,790  JPMorgan Chase                                                533
       5,760  Merrill Lynch                                                 454
      10,970  Wachovia                                                      615
      12,230  Wells Fargo                                                   781
                                                                    -----------
                                                                          5,182
                                                                    -----------
   HEALTH CARE -- 11.4%

      11,400  Amgen*                                                        829
       3,500  Boston Scientific*                                             81
       3,300  Caremark Rx*                                                  162
      13,360  Johnson & Johnson                                             791
      20,600  Pfizer                                                        514
      14,560  UnitedHealth Group                                            813
                                                                    -----------
                                                                          3,190
                                                                    -----------
   INDUSTRIALS -- 16.4%

       5,100  Boeing                                                        397
       7,200  Exelon                                                        381
       3,760  Fluor                                                         323
       6,660  General Dynamics                                              426
      34,100  General Electric                                            1,186
       4,900  Illinois Tool Works                                           472

Bishop Street Funds                                               March 31, 2006

Tax Managed Equity Fund                                              (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                      Market
                                                                      Value
   Shares                                                             (000)
------------                                                        -----------

   INDUSTRIALS (CONTINUED)

      10,380  Pentair                                               $       423
       5,040  Union Pacific                                                 470
       8,850  United Technologies                                           513
                                                                    -----------
                                                                          4,591
                                                                    -----------
   INFORMATION TECHNOLOGY -- 14.1%

       3,330  Analog Devices                                                127
      12,300  Applied Materials*                                            215
      13,060  Dell*                                                         389
      15,740  Intel                                                         305
       8,520  Linear Technology                                             299
      34,200  Microsoft                                                     931
      14,140  Motorola                                                      324
      12,920  Qualcomm                                                      654
      10,900  Texas Instruments                                             354
      11,320  Yahoo!*                                                       365
                                                                    -----------
                                                                          3,963
                                                                    -----------
   MATERIALS -- 2.3%

       8,100  Dow Chemical                                                  329
       5,650  Praxair                                                       311
                                                                    -----------
                                                                            640
                                                                    -----------
   TELECOMMUNICATION SERVICES -- 1.6%

       6,290  Corning*                                                      169
      11,180  Sprint Nextel                                                 289
                                                                    -----------
                                                                            458
                                                                    -----------
TOTAL COMMON STOCK (Cost $21,197)                                        26,747
                                                                    -----------

                          CASH EQUIVALENTS (A) -- 4.6%

     647,929  Dreyfus Cash Management Fund, Institutional Shares,
              4.520% Fidelity Institutional Money Market Portfolio,
              Institutional Shares,                                         648
     647,929  4.610%                                                        648
                                                                    -----------
TOTAL CASH EQUIVALENTS (Cost $1,296)                                      1,296
                                                                    -----------

TOTAL INVESTMENTS (COST $22,493)+ -- 100.0%                              28,043
                                                                    -----------

                       OTHER ASSETS AND LIABILITIES -- 0.0%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                      12
                                                                    -----------

NET ASSETS -- 100.0%                                                $    28,055
                                                                    ===========

* NON-INCOME PRODUCING SECURITY
(A) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF MARCH 31, 2006. LTD. -- LIMITED

+ AT MARCH 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,493, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,863 AND $(313), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0400

Bishop Street Funds                                               March 31, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

      Face                                                            Market
     Amount                                                           Value
     (000)                                                            (000)
   ---------                                                      --------------

                         CORPORATE OBLIGATIONS -- 43.3%

   AEROSPACE & DEFENSE -- 1.7%

              General Dynamics
$      1,000  4.500%, 08/15/10                                    $         967
              United Technologies
       1,350  6.350%, 03/01/11                                            1,403
                                                                  -------------
                                                                          2,370
                                                                  -------------
   AUTOMOTIVE -- 0.6%

              DaimlerChrysler
         700  8.000%, 06/15/10                                              753
                                                                  -------------
   BANKS -- 2.4%

              Bank of America
       2,350  4.875%, 01/15/13                                            2,269
              Caterpillar Financial Service
       1,000  5.500%, 03/15/16                                              991
                                                                  -------------
                                                                          3,260
                                                                  -------------
   BIOTECHNOLOGY -- 0.9%

              Boston Scientific
       1,350  4.250%, 01/12/11                                            1,263
                                                                  -------------
   BROADCASTING & CABLE -- 1.9%

              TCI Communications
       1,400  7.875%, 08/01/13                                            1,537
              Turner Broadcasting System
         975  8.375%, 07/01/13                                            1,090
                                                                  -------------
                                                                          2,627
                                                                  -------------
   COMPUTER HARDWARE -- 2.0%

              Cisco Systems
       1,400  5.500%, 02/22/16                                            1,379
              Dell
       1,325  6.550%, 04/15/08                                            1,353
                                                                  -------------
                                                                          2,732
                                                                  -------------
   FINANCIALS -- 10.5%

              American General Finance MTN, Ser G
       1,400  5.750%, 03/15/07                                            1,405
              Boeing Capital
       1,400  6.500%, 02/15/12                                            1,473
              CIT Group
       1,350  5.000%, 11/24/08                                            1,337
              Fannie Mae (D)
         625  4.750%, 03/30/09                                              619
              General Electric Capital MTN, Ser A
       2,350  5.450%, 01/15/13                                            2,348
              Goldman Sachs Group
       2,350  6.600%, 01/15/12                                            2,464
              Jefferies Group
         675  6.250%, 01/15/36                                              634
              JPMorgan Chase
       1,350  3.500%, 03/15/09                                            1,285
              Sigma Finance MTN (B)(C)
       2,034  4.830%, 07/07/06                                            2,034

Bishop Street Funds                                               March 31,2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

      Face                                                            Market
     Amount                                                           Value
     (000)                                                            (000)
   ---------                                                      --------------

   FINANCIALS (CONTINUED)

              Unitrin
$        850  4.875%, 11/01/10                                    $         819
                                                                  -------------
                                                                         14,418
                                                                  -------------
   FOOD & BEVERAGE -- 1.0%

              ConAgra Foods
       1,325  7.875%, 09/15/10                                            1,429
                                                                  -------------
   GENERAL MERCHANDISE -- 2.7%

              Target
       1,150  6.350%, 01/15/11                                            1,197
              Wal-Mart Stores
       2,400  8.000%, 09/15/06                                            2,427
                                                                  -------------
                                                                          3,624
                                                                  -------------
   HEALTH CARE -- 2.1%

              Johnson & Johnson
       1,400  6.950%, 09/01/29                                            1,649
              UnitedHealth Group
       1,250  5.200%, 01/17/07                                            1,250
                                                                  -------------
                                                                          2,899
                                                                  -------------
   HOUSEHOLD PRODUCTS -- 1.7%

              Proctor & Gamble
       1,350  8.000%, 10/26/29                                            1,721
              Rubbermaid
         600  6.600%, 11/15/06                                              605
                                                                  -------------
                                                                          2,326
                                                                  -------------
   MOVIES & ENTERTAINMENT -- 1.1%

              Walt Disney MTN
       1,400  6.200%, 06/20/14                                            1,446
                                                                  -------------
   OIL & GAS - EQUIPMENT/SERVICES -- 1.4%

              Baker Hughes
       1,175  6.000%, 02/15/09                                            1,197
              Kinder Morgan
         675  6.800%, 03/01/08                                              690
                                                                  -------------
                                                                          1,887
                                                                  -------------
   OIL & GAS - EXPLORATION/PRODUCTION -- 1.0%

              Anadarko Petroleum
       1,250  7.200%, 03/15/29                                            1,389
                                                                  -------------
   OIL & GAS - INTEGRATED -- 2.4%

              BP Amoco
       1,385  9.125%, 03/01/11                                            1,602
              Occidental Petroleum
       1,600  6.750%, 01/15/12                                            1,712
                                                                  -------------
                                                                          3,314
                                                                  -------------
   PHARMACEUTICALS -- 1.8%

              Abbott Laboratories
       2,400  6.400%, 12/01/06                                            2,417
                                                                  -------------

Bishop Street Funds                                               March 31, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

      Face                                                            Market
     Amount                                                           Value
     (000)                                                            (000)
   ---------                                                      -------------
   REAL ESTATE -- 0.8%

              Post Apartment Homes LP
$      1,050  7.700%, 12/20/10                                    $       1,134
                                                                  -------------
   RETAIL - DRUGS -- 1.5%

              CVS (A)
       2,200  4.875%, 09/15/14                                            2,070
                                                                  -------------
   RETAIL - FOOD -- 0.7%

              McDonald's MTN, Ser E (A)
         900  5.950%, 01/15/08                                              908
                                                                  -------------
   SEMI-CONDUCTORS -- 1.5%

              Applied Materials
         800  6.750%, 10/15/07                                              815
              Duke Energy
       1,275  4.200%, 10/01/08                                            1,237
                                                                  -------------
                                                                          2,052
                                                                  -------------
   TELECOMMUNICATIONS -- 1.7%

              GTE South, Ser C
         675  6.000%, 02/15/08                                              676
              Sprint Capital
       1,475  7.625%, 01/30/11                                            1,595
              Verizon Global Funding MTN
         100  7.600%, 03/15/07                                              101
                                                                  -------------
                                                                          2,372
                                                                  -------------
   TRANSPORTATION SERVICES -- 0.9%

              FedEx
       1,200  7.250%, 02/15/11                                            1,282
                                                                  -------------
   UTILITIES -- 1.0%

              Dominion Resources
       1,350  4.125%, 02/15/08                                            1,317
                                                                  -------------
TOTAL CORPORATE OBLIGATIONS (Cost $61,028)                               59,289
                                                                  -------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.3%
              FHLB
         200  6.875%, 08/13/10                                              213
       1,000  6.000%, 08/24/15                                            1,002
       1,350  5.375%, 02/15/07                                            1,352
       1,000  5.000%, 03/20/07                                              999
       1,000  5.000%, 02/22/13                                              971
       1,300  4.750%, 08/13/10                                            1,278
       1,400  4.100%, 06/13/08                                            1,372
       1,000  4.000%, 02/27/14 (D)                                          983
       1,000  3.875%, 07/24/09                                              961
       1,750  3.875%, 02/12/10                                            1,673
       1,800  3.750%, 08/15/08                                            1,747
       1,125  3.600%, 10/19/07                                            1,100
       2,500  3.375%, 02/15/08 (A)                                        2,424
         250  3.000%, 08/13/09 (D)                                          248
         200  2.625%, 02/16/07                                              196
              FHLMC
       1,300  6.375%, 08/01/11                                            1,301
         700  5.500%, 08/20/19                                              682
       1,400  5.200%, 03/05/19                                            1,328
       2,400  5.125%, 10/15/08                                            2,404
       1,000  5.000%, 01/30/14 (A)                                          973

Bishop Street Funds                                               March 31, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

      Face                                                            Market
     Amount                                                           Value
     (000)                                                            (000)
   ---------                                                      --------------

                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED

$      1,400  4.750%, 05/06/13                                    $       1,331
       1,500  4.625%, 08/15/08                                            1,485
       1,350  4.375%, 07/30/09                                            1,319
       1,400  4.375%, 03/01/10                                            1,358
         150  2.875%, 12/15/06                                              148
              FHLMC MTN
       1,400  5.400%, 02/01/16                                            1,371
       2,800  4.850%, 12/01/09                                            2,759
       1,000  3.650%, 05/07/08                                              972
         450  2.500%, 12/04/06 (A)                                          442
              FNMA
       2,600  7.250%, 01/15/10                                            2,786
       1,400  4.400%, 03/08/10                                            1,363
         800  3.875%, 11/17/08                                              776
         200  3.250%, 03/17/08                                              193
       2,000  2.540%, 01/12/07                                            1,961
                                                                  -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,300)                  41,471
                                                                  -------------

                     U.S. TREASURY OBLIGATIONS (A) -- 22.8%

              U.S. Treasury Bonds
       2,750  7.500%, 11/15/16                                            3,323
       6,000  7.250%, 05/15/16                                            7,096
       3,000  6.375%, 08/15/27                                            3,508
       3,450  6.250%, 08/15/23                                            3,913
         800  6.250%, 05/15/30                                              935
       1,050  6.000%, 02/15/26                                            1,171
       1,500  5.250%, 11/15/28                                            1,540
       4,900  4.500%, 02/15/36                                            4,597
              U.S. Treasury Notes
       1,500  4.375%, 05/15/07                                            1,492
       1,400  4.250%, 08/15/15                                            1,334
       1,200  4.000%, 02/15/14                                            1,131
       1,200  4.000%, 02/15/15                                            1,125
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,146)                           31,165
                                                                  -------------

                         COMMERCIAL PAPER (B)(F) -- 7.4%

              Liquid Funding
       4,069  4.830%, 04/28/06                                            4,052
              Morgan Stanley Dean Witter
       6,104  4.945%, 11/09/06                                            6,104
                                                                  -------------
TOTAL COMMERCIAL PAPER (Cost $10,156)                                    10,156
                                                                  -------------

                            MASTER NOTES (B) -- 4.5%

              Bank of America
       2,034  4.945%, 04/03/06                                            2,034
              Bear Stearns
       4,069  5.025%, 04/05/06                                            4,069
                                                                  -------------
TOTAL MASTER NOTES (Cost $6,104)                                          6,103
                                                                  -------------

                             MUNICIPAL BONDS -- 2.1%

              California State, GO
         500  4.750%, 06/01/35                                              498
              Honolulu City & County, Ser E, GO, FGIC Insured
         500  5.250%, 07/01/20                                              538
              Honolulu City & County, Waste Water, Senior Ser A,
              RB,FGIC
              Insured
         755  5.000%, 07/01/35                                              782

Bishop Street Funds                                              March 31, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                             Market
    Amount                                                            Value
(000)/Shares                                                          (000)
------------                                                      -------------

                          MUNICIPAL BONDS -- CONTINUED

              Kauai County, Ser A, GO, FGIC Insured
$      1,000  5.000%, 08/01/25                                    $       1,044
                                                                  -------------
TOTAL MUNICIPAL BONDS (Cost $2,862)                                       2,862
                                                                  -------------

        U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 1.5%
              FHLMC
          76  3.500%, 05/01/08                                               72
              FHLMC, Ser 2764, Cl PH
         922  4.000%, 09/15/19                                              913
              FNMA
       1,108  3.500%, 08/01/10                                            1,044
                                                                  -------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $2,098)           2,029
                                                                  -------------

                          CASH EQUIVALENTS (E) -- 0.6%

     400,485  Dreyfus Cash Management Fund, Institutional Shares,
              4.520% Fidelity Institutional Money Market Portfolio,
              Institutional Shares,                                         400
     400,485  4.610%                                                        400
                                                                  -------------
TOTAL CASH EQUIVALENTS (Cost $800)                                          800
                                                                  -------------

                        REPURCHASE AGREEMENT (B) -- 12.0%

              Lehman Brothers 4.925%, dated 03/31/06, to be
              repurchased on 04/03/06, repurchase price
              $16,474,076 (collateralized by Bear Stearns
              Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1,
              and Structured Asset Mortgage Investments, Ser
              2006-AR1, Cl 2A3, ranging in par value
              $3,442,320-$14,461,812, 4.940%-5.320%,
              08/25/35-02/25/36; with total market value
      16,467  $16,796,664)                                               16,467
                                                                  -------------
TOTAL REPURCHASE AGREEMENT (Cost $16,467)                                16,467
                                                                  -------------
TOTAL INVESTMENTS (COST $171,961)+ -- 124.5%                            170,342
                                                                  -------------

                     OTHER ASSETS AND LIABILITIES --(24.5)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                 (33,492)
                                                                  -------------
NET ASSETS -- 100.0%                                              $     136,850
                                                                  =============

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2006 WAS $33,833,007.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2006 WAS $34,760,473.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2006. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(D) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF MARCH 31, 2006.

(E) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF MARCH 31, 2006.

(E) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

CL -- CLASS
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION

Bishop Street Funds                                               March 31, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SER -- SERIES

+ AT MARCH 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $171,961, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,667 AND $(3,286), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0400

Bishop Street Funds                                               March 31, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                              Market
   Amount                                                              Value
   (000)                                                               (000)
------------                                                        -----------

                            MUNICIPAL BONDS -- 98.0%

   CALIFORNIA -- 3.4%

              California State, GO
$      1,275  5.000%, 08/01/33                                      $     1,307
       1,500  4.750%, 06/01/35                                            1,495
              Coast, Unified School District, School Facilities
              District 1-B, GO, FSA Insured (C)
       1,610  5.050%, 08/01/40                                              320
              Highland, Redevelopment Agency, Project Area No. 1
              Tax Allocation, RB, AMBAC Insured
       1,440  5.650%, 12/01/24                                            1,672
              La Mesa-Spring Valley, School District, Electric of
              2002 Project, Ser B, GO, FGIC Insured (C)
         630  5.250%, 08/01/27                                              229
              San Francisco, Bay Area Transit Financing Authority,
              Ser A, RB, MBIA Insured
       1,000  4.500%, 07/01/30                                              980
                                                                    -----------
                                                                          6,003
                                                                    -----------
   HAWAII -- 81.7%

              Hawaii County, Refunding & Improvement Project,
              Ser A, GO, FGIC Insured
         450  5.600%, 05/01/12                                              492
         430  5.600%, 05/01/13                                              473
         400  5.550%, 05/01/09                                              422
              Hawaii County, Ser A, GO, FGIC Insured
         630  5.500%, 07/15/12                                              680
              Hawaii County, Ser A, GO, FSA Insured
         500  5.400%, 05/15/15                                              528
       1,000  5.250%, 05/15/11                                            1,054
       1,000  5.000%, 07/15/23                                            1,038
              Hawaii County, Ser A, GO, MBIA Insured
       1,055  5.250%, 07/15/18                                            1,137
       1,205  5.000%, 07/15/15                                            1,282
       1,470  5.000%, 07/15/24                                            1,529
              Hawaii State, Airport System, RB, AMT, FGIC Insured
       3,235  5.750%, 07/01/17                                            3,465
         280  5.250%, 07/01/21                                              289
              Hawaii State, Airport System, Second Ser, RB, AMT,
              ETM
          60  6.900%, 07/01/12                                               66
              Hawaii State, Airport System, Second Ser, RB, AMT,
              ETM, MBIA Insured
       1,505  6.900%, 07/01/12                                            1,660
              Hawaii State, Airport System, Ser B, RB, AMT, FGIC
              Insured
       1,500  6.625%, 07/01/18                                            1,655
       2,500  6.500%, 07/01/14                                            2,758
         500  6.000%, 07/01/19                                              538
              Hawaii State, Department of Budget & Finance,
              Chaminade University, RB, Radian Insured
       1,000  5.000%, 01/01/26                                            1,034
       1,000  4.750%, 01/01/36                                              987
       1,000  4.700%, 01/01/31                                              988
              Hawaii State, Department of Budget & Finance, Mid
              Pacific Institute, RB, Radian Insured
       1,000  5.000%, 01/01/26                                            1,033
       1,000  4.625%, 01/01/31                                              978
              Hawaii State, Department of Budget & Finance,
              Electric Company & Subsidiary Project, Ser A, RB,
              AMT, FGIC Insured
       1,500  4.800%, 01/01/25                                            1,496
              Hawaii State, Department of Budget & Finance,
              Electric Company & Subsidiary Project, Ser B, RB,
              AMT, XLCA Insured
       1,000  5.000%, 12/01/22                                            1,023
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
         460  5.100%, 09/01/32                                              469

Bishop Street Funds                                               March 31, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                              Market
   Amount                                                              Value
   (000)                                                               (000)
------------                                                        -----------

   HAWAII (CONTINUED)

              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser A, RB, AMT, MBIA Insured
$        805  6.200%, 05/01/26                                      $       814
       3,210  5.650%, 10/01/27                                            3,453
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
       1,000  6.200%, 11/01/29                                            1,084
              Hawaii State, Department of Budget & Finance,
              Kapiolani Health Care System Project, RB, Pre-
              Refunded @ 102 (A)
         100  6.250%, 07/01/06                                              103
              Hawaii State, Department of Budget & Finance, Queens
              Health Systems, Ser B, RB, MBIA Insured, Pre-
              Refunded @ 101 (A)
         750  5.250%, 07/01/08                                              784
       1,000  5.250%, 07/01/08                                            1,045
              Hawaii State, Harbor Capital Improvement, RB, AMT,
              MBIA Insured
       2,000  5.500%, 07/01/27                                            2,035
         545  5.400%, 07/01/09                                              565
              Hawaii State, Harbor System, Ser A, RB, AMT, FSA
              Insured
       2,025  5.750%, 07/01/17                                            2,164
         670  5.750%, 07/01/29                                              712
       1,210  5.700%, 07/01/16                                            1,292
       1,000  5.600%, 07/01/15                                            1,067
              Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC
              Insured
         200  5.500%, 07/01/19                                              212
              Hawaii State, Harbor System, Ser B, RB, AMT, FSA
              Insured
       1,000  5.000%, 01/01/13                                            1,049
              Hawaii State, Highway, RB
       1,000  6.000%, 07/01/08                                            1,049
       2,000  6.000%, 07/01/09                                            2,139
              Hawaii State, Highway, RB, FGIC Insured, Pre-
              Refunded @ 101 (A)
         405  5.000%, 07/01/08                                              421
              Hawaii State, Highway, Ser A, RB, FSA Insured
       1,805  5.000%, 07/01/23                                            1,888
              Hawaii State, Highway, Ser B, RB, FSA Insured
       2,000  5.000%, 07/01/16                                            2,130
              Hawaii State, Housing, Finance & Development,
              Single-Family Housing, Ser A, RB, AMT, FNMA
              Collateral
         515  5.750%, 07/01/30                                              519
         690  5.400%, 07/01/30                                              709
         150  5.250%, 07/01/13                                              154
              Hawaii State, Housing, Finance & Development,
              Single-Family Housing, Ser B, RB, FNMA Collateral
       1,000  5.450%, 07/01/17                                            1,023
              Hawaii State, Housing, Finance & Development,
              University of Hawaii Faculty Housing Project, RB,
              AMBAC Insured
         700  5.650%, 10/01/16                                              708
         415  5.000%, 10/01/06                                              419
              Hawaii State, Kapolei Office Building, Ser A, COP,
              AMBAC Insured
       1,475  5.250%, 05/01/13                                            1,543
       1,000  5.000%, 05/01/08                                            1,026
       1,000  5.000%, 05/01/14                                            1,040
       1,100  5.000%, 05/01/15                                            1,144
       1,500  5.000%, 05/01/16                                            1,559
       1,000  5.000%, 05/01/17                                            1,038
         500  5.000%, 05/01/18                                              519
              Hawaii State, No. 1 Capitol District State Office,
              COP, MBIA Insured
       1,000  5.200%, 05/01/14                                            1,042
         175  5.000%, 05/01/11                                              183
              Hawaii State, Pacific Health Special Purpose, Ser A,
              RB
         615  5.600%, 07/01/33                                              637
              Hawaii State, Ser CL, GO
       1,000  6.000%, 03/01/09                                            1,061
              Hawaii State, Ser CM, GO, FGIC Insured
       2,000  6.500%, 12/01/13                                            2,327
         500  6.000%, 12/01/09                                              539
       1,500  6.000%, 12/01/11                                            1,666

Bishop Street Funds                                               March 31, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)
    Face                                                              Market
   Amount                                                              Value
   (000)                                                               (000)
------------                                                        -----------

   HAWAII (CONTINUED)

              Hawaii State, Ser CP, GO, FGIC Insured
$         90  5.000%, 10/01/16                                      $        93
              Hawaii State, Ser CU, GO, MBIA Insured (A)
          25  5.750%, 10/01/10                                               27
         550  5.750%, 10/01/12                                              594
              Hawaii State, Ser CV, GO, FGIC Insured
       1,000  5.250%, 08/01/21                                            1,057
              Hawaii State, Ser CX, GO, FSA Insured
       1,000  5.500%, 02/01/21                                            1,076
              Hawaii State, Ser DF, GO, AMBAC Insured
       1,250  5.000%, 07/01/14                                            1,333
       2,000  5.000%, 07/01/21                                            2,100
       2,400  5.000%, 07/01/25                                            2,505
              Hawaii State, Ser DG, GO, AMBAC Insured
       2,000  5.000%, 07/01/17                                            2,122
              Hawaii State, University of Hawaii, Ser A, RB, FGIC
              Insured
         500  5.500%, 07/15/21                                              540
         500  5.125%, 07/15/32                                              519
              Hawaii State, University of Hawaii, Ser B, RB, FSA
              Insured
         320  5.250%, 10/01/16                                              339
         775  5.250%, 10/01/17                                              821
              Honolulu City & County, Board of Water Supply, Ser
              A, RB, FGIC Insured
       2,000  5.000%, 07/01/33                                            2,072
              Honolulu City & County, GO
       1,320  5.400%, 09/27/07                                            1,354
              Honolulu City & County, GO, ETM
         230  6.000%, 12/01/09                                              248
              Honolulu City & County, Ser A, GO
          55  6.000%, 01/01/10                                               59
              Honolulu City & County, Ser A, GO, ETM
         500  6.000%, 01/01/09                                              531
          95  6.000%, 01/01/10                                              103
              Honolulu City & County, Ser A, GO, MBIA Insured
       1,000  5.250%, 03/01/27                                            1,058
         500  5.250%, 03/01/28                                              528
       1,000  5.000%, 07/01/14                                            1,066
              Honolulu City & County, Ser B, GO, ETM, FGIC Insured
         635  5.500%, 10/01/11                                              689
              Honolulu City & County, Ser B, GO, FGIC Insured,
              Pre-Refunded @ 101 (A)
       2,000  5.125%, 07/01/09                                            2,107
              Honolulu City & County, Ser B, GO, MBIA Insured
         825  5.000%, 07/01/13                                              878
              Honolulu City & County, Ser C, GO, FGIC Insured
         125  5.500%, 11/01/07                                              129
       1,200  5.125%, 07/01/11                                            1,262
       1,100  5.125%, 07/01/15                                            1,154
       3,500  5.000%, 07/01/19                                            3,649
              Honolulu City & County, Ser C, GO, MBIA Insured
       2,000  5.000%, 07/01/16                                            2,130
              Honolulu City & County, Ser D, GO, AMT, FGIC Insured
         245  4.850%, 02/01/10                                              252
              Honolulu City & County, Ser D, GO, MBIA Insured
         885  5.000%, 07/01/19                                              935
       2,000  5.000%, 07/01/23                                            2,092
              Honolulu City & County, Ser E, GO, FGIC Insured
       1,500  5.250%, 07/01/20                                            1,614
              Honolulu City & County, Waipahu Towers Project, Ser
              A, RB, AMT, GNMA Collateral
         200  6.900%, 06/20/35                                              202
              Honolulu City & County, Waste Water, 2nd Board
              Resolution, Junior Ser, RB, FGIC Insured
       1,000  5.250%, 07/01/12                                            1,054
         900  5.250%, 07/01/13                                              948
       1,000  5.250%, 07/01/17                                            1,053

Bishop Street Funds                                               March 31, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                              Market
   Amount                                                              Value
   (000)                                                               (000)
------------                                                        -----------

   HAWAII (CONTINUED)

$      2,500  5.250%, 07/01/18                                      $     2,633
       1,000  5.000%, 07/01/23                                            1,039
              Honolulu City & County, Waste Water, Senior Ser A,
              RB, FGIC Insured
       4,050  5.000%, 07/01/35                                            4,192
              Kauai County, Public Improvement, Ser B, GO, MBIA
              Insured, Pre-Refunded @ 101 (A)
         175  5.200%, 08/01/07                                              180
         165  5.150%, 08/01/07                                              170
         155  5.100%, 08/01/07                                              160
         120  5.050%, 08/01/07                                              123
              Kauai County, Ser A, GO, FGIC Insured
       1,610  5.000%, 08/01/21                                            1,693
       1,000  5.000%, 08/01/22                                            1,049
       1,440  5.000%, 08/01/23                                            1,508
       1,555  5.000%, 08/01/24                                            1,623
         500  5.000%, 08/01/25                                              522
       2,900  5.000%, 08/01/26                                            3,023
              Kauai County, Ser A, GO, FGIC Insured, Pre-Refunded
              @ 100 (A)
       5,000  6.250%, 08/01/10                                            5,503
              Kauai County, Ser A, GO, MBIA Insured
         490  5.625%, 08/01/18                                              528
              Kauai County, Ser A, GO, MBIA Insured, Pre-Refunded
              @ 100 (A)
         260  5.625%, 08/01/11                                              283
              Maui County, GO, MBIA Insured
       3,000  5.000%, 03/01/14                                            3,195
       1,100  5.000%, 03/01/24                                            1,147
       1,450  3.800%, 03/01/16                                            1,410
              Maui County, Ser A, GO
         485  5.375%, 03/01/12                                              518
              Maui County, Ser A, GO, FGIC Insured
         150  5.000%, 03/01/13                                              155
              Maui County, Ser A, GO, FGIC Insured, Pre-Refunded
              @ 101 (A)
         100  5.125%, 03/01/08                                              104
          50  5.000%, 03/01/08                                               52
              Maui County, Ser A, GO, MBIA Insured
         840  5.000%, 03/01/20                                              870
              Maui County, Ser B, GO, MBIA Insured
         500  5.000%, 09/01/17                                              528
                                                                    -----------
                                                                        142,437
                                                                    -----------
   ILLINOIS -- 0.4%

              Illinois State, Educational Facilities Authority,
              Northwestern University, RB
         670  5.000%, 12/01/38                                              686
                                                                    -----------
   INDIANA -- 0.9%

              Elkhart, Community School Building Company, First
              Meeting, RB, XLCA Insured
       1,500  4.500%, 07/15/24                                            1,494
                                                                    -----------
   MASSACHUSETTS -- 0.3%

              Massachusetts State, Water Resources Authority, Ser
              J, RB
         565  5.000%, 08/01/42                                              578
                                                                    -----------
   PUERTO RICO -- 8.8%

              Commonwealth of Puerto Rico, GO, MBIA Insured
         500  6.500%, 07/01/14                                              586
       1,500  6.000%, 07/01/15                                            1,719

Bishop Street Funds                                               March 31, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                              Market
   Amount                                                              Value
(000)/Shares                                                           (000)
------------                                                        -----------

   PUERTO RICO (CONTINUED)

              Commonwealth of Puerto Rico, Public Improvement, GO,
              FSA Insured
$        435  5.000%, 07/01/21                                      $       457
              Commonwealth of Puerto Rico, Public Improvement, Ser
              A, GO
       1,000  5.000%, 07/01/27                                            1,019
              Puerto Rico, Electric Power Authority, Ser DD, RB,
              FSA Insured
       1,000  5.000%, 07/01/28                                            1,026
              Puerto Rico, Electric Power Authority, Ser HH, RB,
              FSA Insured
         500  5.250%, 07/01/29                                              532
              Puerto Rico, Housing Financing Authority, Capital
              Funding Program, RB
       4,360  5.000%, 12/01/16                                            4,551
              Puerto Rico, Housing, Banking & Financing Agency,
              Single-Family Mortgage, Affordable Housing Mortgage,
              Portfolio I, RB, AMT, GNMA/FNMA/FHLMC Collateral
         180  6.100%, 10/01/15                                              182
              Puerto Rico, Industrial Tourist Educational Medical
              Environmental Control Facilities, Hospital Auxilio
              Mutuo Obligation Group, Ser A, RB, MBIA Insured
         300  6.250%, 07/01/24                                              303
              Puerto Rico, Public Buildings Authority, Ser F, RB
       3,000  5.250%, 07/01/25                                            3,315
              Puerto Rico, University of Puerto Rico, Ser O, RB,
              MBIA Insured
       1,500  5.750%, 06/01/19                                            1,610
                                                                    -----------
                                                                         15,300
                                                                    -----------
   TEXAS -- 1.7%

              Austin Independent School District, GO, PSF-GTD
              Insured
       1,000  5.250%, 08/01/15                                            1,085
              Galveston, Waterworks & Sewer Systems, RB, FGIC
              Insured
       1,200  4.375%, 05/01/24                                            1,165
              Harris County, Houston Texas Sports Authority, Ser
              A, Special RB, MBIA Insured (C)
       5,000  5.400%, 11/15/40                                              744
                                                                    -----------
                                                                          2,994
                                                                    -----------
   WASHINGTON -- 0.8%

              Washington State, University of Washington, RB, FSA
              Insured
       1,315  5.000%, 06/01/23                                            1,376
                                                                    -----------
TOTAL MUNICIPAL BONDS (Cost $167,647)                                   170,868
                                                                    -----------

                          CASH EQUIVALENTS (B) -- 1.6%

   1,365,475  Dreyfus Tax-Exempt Cash Management Fund,
              Institutional Shares, 2.990%                                1,365
   1,365,475  Fidelity Institutional Tax-Exempt Portfolio,
              Institutional Shares, 3.000%                                1,365
                                                                    -----------
TOTAL CASH EQUIVALENTS (Cost $2,730)                                      2,730
                                                                    -----------
TOTAL INVESTMENTS (COST $170,377)+-- 99.6%                              173,598
                                                                    -----------

                       OTHER ASSETS AND LIABILITIES --0.4%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                     764
                                                                    -----------

NET ASSETS -- 100.0%                                                $   174,362
                                                                    ===========

(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF MARCH 31, 2006.

Bishop Street Funds                                               March 31, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

(C) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC --FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
PSF-GTD -- PERMANENT SCHOOL FUNDING GUARANTEED
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL

+ AT MARCH 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $170,328, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,283 AND $(1,013), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0400

Bishop Street Funds                                               March 31, 2006

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                               Market
   Amount                                                              Value
   (000)                                                               (000)
------------                                                        -----------

                          COMMERCIAL PAPER (B) -- 59.5%

   BANKS -- 26.3%

              ANZ
$      6,000  4.740%, 04/25/06                                      $     5,981
              Bank of Montreal
       9,000  4.568%, 04/07/06                                            8,993
              Danske
       9,500  4.733%, 04/26/06                                            9,469
              Lloyds TSB Bank
       6,500  4.764%, 04/04/06                                            6,497
       3,000  4.578%, 04/06/06                                            2,998
              Societe Generale
       4,500  4.746%, 05/02/06                                            4,482
       5,000  4.737%, 05/31/06                                            4,961
              Westpac Banking
       2,000  4.572%, 04/26/06                                            1,994
              Westpac Capital
       7,000  4.777%, 05/30/06                                            6,946
                                                                    -----------
                                                                         52,321
                                                                    -----------
   FINANCIALS -- 33.2%

              Abbey National Treasury Services
       8,500  4.623%, 04/18/06                                            8,482
              ABN-Amro North America Finance
       2,000  4.578%, 04/06/06                                            1,999
       7,000  4.741%, 04/10/06                                            6,992
              Atlantic Asset Securitization
       8,000  4.638%, 04/07/06                                            7,994
              CBA Finance
       4,500  4.698%, 04/18/06                                            4,490
       5,000  4.687%, 05/03/06                                            4,979
              Chariot Funding
       3,000  4.739%, 04/19/06                                            2,993
       6,500  4.778%, 04/25/06                                            6,479
              Charta
       1,500  4.642%, 04/19/06                                            1,496
              Delaware Funding
       4,000  4.757%, 06/01/06                                            3,968
              HBOS Treasury Services
       1,500  4.729%, 05/15/06                                            1,491
       3,000  4.757%, 05/30/06                                            2,977
       5,000  4.851%, 06/08/06                                            4,955
              Svenska Handels New York
       2,200  4.574%, 04/05/06                                            2,199
       1,400  4.659%, 04/28/06                                            1,395
              Svenska Handelsbank
       3,000  4.750%, 05/30/06                                            2,977
                                                                    -----------
                                                                         65,866
                                                                    -----------
TOTAL COMMERCIAL PAPER (Cost $118,187)                                  118,187
                                                                    -----------

                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 26.3%

              Barclays Capital New York
       8,000  4.790%, 05/22/06                                            8,000
              Citigroup
       8,500  4.560%, 04/20/06                                            8,500
              Deutsche Bank New York
       8,000  4.760%, 05/30/06                                            8,000
              Dresdner Funding
       9,500  4.600%, 04/28/06                                            9,500
              Toronto Dominion
       9,000  4.755%, 05/31/06                                            9,000

Bishop Street Funds                                               March 31, 2006

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                               Market
   Amount                                                              Value
   (000)                                                               (000)
------------                                                        -----------

                 CERTIFICATES OF DEPOSIT/BANK NOTES -- CONTINUED

              Wells Fargo Funding
$      9,200  4.710%, 04/24/06                                      $     9,200
                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $52,200)                  52,200
                                                                    -----------

                         ASSET BACKED SECURITIES -- 7.6%

   AUTO FINANCE -- 7.1%

              Capital Auto Receivables Asset Trust, Ser 2006-1,
              Cl A1 (C)
       3,740  4.642%, 02/15/07                                            3,739
              Honda Auto Receivables Owner Trust, Ser 2005-4,
              Cl A1
         316  3.827%, 08/21/06                                              316
              Honda Auto Receivables Owner Trust, Ser 2005-6,
              Cl A1
       2,528  4.512%, 12/18/06                                            2,528
              Nissan Auto Lease Trust, Ser 2005-A, Cl A1
       1,804  4.271%, 11/15/06                                            1,804
              Nissan Auto Receivables Owner Trust, Ser 2006-A,
              Cl A1
       3,487  4.663%, 02/15/07                                            3,487
              Volkswagen Auto Loan Enhanced Trust, Ser 2005-1,
              Cl A1
       2,326  4.366%, 11/20/06                                            2,326
                                                                    -----------
                                                                         14,200
                                                                    -----------
   OTHER (C)-- 0.5%

              GE Commercial Equipment Financing, Ser 2005-1A,
              Cl A1
         981  3.994%, 09/22/06                                              981
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (Cost $15,181)                             15,181
                                                                    -----------

                       CORPORATE OBLIGATIONS (A) -- 2.2%

   FINANCIALS -- 2.2%

              General Electric Capital
       2,300  4.791%, 03/09/07                                            2,300
              General Electric Capital MTN
       2,000  4.853%, 04/09/07                                            2,000
                                                                    -----------
              TOTAL CORPORATE OBLIGATIONS (Cost $4,300)                   4,300
                                                                    -----------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS (B)-- 2.1%

              FHLB
       4,187  4.528%, 04/26/06                                            4,174
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,174)                    4,174
                                                                    -----------

                          REPURCHASE AGREEMENT -- 4.4%

              Lehman Brothers 4.500%, dated 03/31/06, to be
              repurchased on 04/03/06, repurchase price $8,803,300
              (collateralized by a U.S. Treasury Bond, par value
              $7,425,000, 6.625%, 02/15/27; total market value
       8,800  $8,977,260)                                                 8,800
                                                                    -----------
TOTAL REPURCHASE AGREEMENT (Cost $8,800)                                  8,800
                                                                    -----------

Bishop Street Funds                                               March 31, 2006

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

TOTAL INVESTMENTS (COST $202,842)+ -- 102.1%                        $   202,842
                                                                    -----------

                      OTHER ASSETS AND LIABILITIES --(2.1)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (4,117)
                                                                    -----------

NET ASSETS -- 100.0%                                                $   198,725
                                                                    ===========

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2006. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

(C) SECURITIES SOLD WITHIN THE TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". AS OF MARCH 31, 2006, THE TOTAL VALUE OF THESE SECURITIES WAS $4,720,210, REPRESENTING 2.38% OF THE FUND'S NET ASSETS.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
MTN -- MEDIUM TERM NOTE
SER -- SERIES

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0400

Bishop Street Funds                                               March 31, 2006

Treasury Money Market Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                              Market
  Amount                                                             Value
  (000)                                                              (000)
------------                                                      --------------

                     U.S. TREASURY OBLIGATIONS (A) -- 94.0%

              U.S. Treasury Bills
$     15,000  3.956%, 04/06/06                                    $      14,992
      25,000  3.995%, 04/13/06                                           24,966
      80,000  4.301%, 04/20/06                                           79,814
      20,000  4.383%, 04/27/06                                           19,936
      20,000  4.447%, 05/04/06                                           19,919
      10,000  4.475%, 05/18/06                                            9,942
      10,000  4.579%, 07/06/06                                            9,880
      10,000  4.632%, 08/03/06                                            9,843
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $189,292)                         189,292
                                                                  -------------

                          REPURCHASE AGREEMENT -- 6.4%

              Lehman Brothers 4.500%, dated 03/31/06, to be
              repurchased on 04/03/06, repurchase price
              12,904,838 (collateralized by a U.S. Treasury
              Bond, par value $10,900,000, 6.625%, 02/15/27;
      12,900  total market value $13,161,014)                            12,900
                                                                  -------------
TOTAL REPURCHASE AGREEMENT (Cost $12,900)                                12,900
                                                                  -------------

TOTAL INVESTMENTS (COST $202,192)+ -- 100.4%                            202,192
                                                                  -------------

                      OTHER ASSETS AND LIABILITIES --(0.4)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (710)
                                                                  -------------

NET ASSETS -- 100.0%                                              $     201,482
                                                                  =============

(A) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0400

Bishop Street Funds                                               March 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                            Bishop Street Funds


By (Signature and Title)*                               /s/ James F. Volk
                                                        -----------------------
                                                        James F. Volk
                                                        Chief Executive Officer

Date: May 23, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                               /s/ James F. Volk
                                                        -----------------------
                                                        James F. Volk
                                                        Chief Executive Officer

Date: May 23, 2006


By (Signature and Title)*                               /s/ Michael Lawson
                                                        -----------------------
                                                        Michael Lawson
                                                        Treasurer and Controller

Date: May 23, 2006
* Print the name and title of each signing officer under his or her signature.